Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss including accretion of temporary equity and excluding income on trust account					$ (1,510,972)	$ (10,491,992)
Income on trust account	$ 434,640	$ 390,200	$ 945,405	$ 738,008	2,134,446	1,107,852
Monthly extension fees					600,000
Accretion of temporary equity to redemption value						12,727,452
Allocation of net income (loss)					$ 1,223,474	$ 3,343,312
Weighted-average shares outstanding (in Shares)	2,499,658	4,090,813	2,538,398	5,972,453	4,260,842	5,264,384
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.04	$ 0.07	$ 0.08	$ 0.14	$ 0.29	$ 0.64
Non-Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss including accretion of temporary equity and excluding income on trust account					$ (740,044)	$ (4,019,186)
Income on trust account	$ 362,866	$ 199,055	$ 777,239	$ 257,872
Accretion of temporary equity to redemption value
Allocation of net income (loss)					$ (740,044)	$ (4,019,186)
Weighted-average shares outstanding (in Shares)	2,086,875	2,086,875	2,086,875	2,086,875	2,086,875	2,016,637
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.17)	$ (0.1)	$ (0.37)	$ (0.12)	$ (0.35)	$ (1.99)